Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Duration (Detail)	Mar. 31, 2024	Mar. 31, 2023
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	36 years 4 months 24 days	37 years 10 months 24 days
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	34 years 8 months 12 days	36 years 9 months 18 days
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for future policy benefit weighted average duration	36 years 10 months 24 days	40 years 8 months 12 days